Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	[1]	$ 22,432	$ 14,346	$ 12,607
Weighted average number of ordinary shares outstanding (in shares)		19,478.0	19,849.0	20,197.0
Effect of dilutive potential ordinary shares (in shares)		122.0	137.0	105.0
Adjusted weighted average number of ordinary shares outstanding (in shares)		19,600.0	19,986.0	20,302.0
Basic earnings per share (in dollars per share)	[1]	$ 1.15	$ 0.72	$ 0.62
Diluted earnings per share (in dollars per share)	[1]	$ 1.14	$ 0.72	$ 0.62
Antidilutive securities (in shares)		23.0	9.4	8.6

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.